Shareholders’ Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity (Deficit) [Abstract]
Schedule of Ordinary Share Capital	Ordinary share capital (with no par value each) following the Reverse Share Split is composed as follows:
	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares	107,800,000	1,653,559	47,800,000	669,605

Schedule of Status of Options to Employees	A summary of the status of options to employees under the Company’s option plan as of December 31, 2023, and changes during the relevant period ended on that date is presented below:
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	110,110	$178.99	$115	6.14
Granted	159,087	15.06
Exercised	(1,143)	6.97	$12
Forfeited and expired	(30,398)	100.82

Outstanding at end of year	237,656	$21.30	$-	8.29

Exercisable options	59,426	$47.25	$-	4.34

Vested and expected to vest	237,656	$21.30	$-	8.29

Schedule of Relative Fair Value of the Warrants to Purchase Ordinary Shares Issued	The Black-Scholes assumptions used to value the employee share options at the grant dates are presented in the following table by years:
	2023	2022	2021

Dividend yield (%)	0	0	0
Expected volatility (%)	92.59–95.67	70.45–92.67	72.97–78.69
Risk-free interest rate (%)	3.38–4.71	1.81–4.30	0.62–1.32
Expected term (in years)	5.7-6.1	1.2-6	5-6

Schedule of Share-Based Compensation Expense Recognized	The total share-based compensation expense recognized by the Company’s departments for the three years ended December 31, 2023, 2022 and 2021, was comprised as follows:
	Year Ended December 31,
	2023	2022	2021

Research and development	$1,791	$2,081	$2,203
Marketing and business development	339	383	317
General and administrative	1,261	1,843	2,230

Total share-based compensation expense	$3,391	$4,307	$4,750

Schedule of Outstanding Options Granted	Outstanding options granted to non-employees as of December 31, 2023, were as follows:
Grant date	Options outstanding as of December 31, 2023	Average Exercise price per share ($)	Options exercisable as of December 31, 2023	Exercisable through

April 2016	199	$93.00	199	April 2026
December 2016	239	117.90	239	December 2026
June 2017	478	123.00	478	June 2027
November 2017	597	23.07	597	November 2027
August 2019	2,389	23.07	2,389	August 2029
June 2020	2,150	85.19	2,150	June 2030
April 2021	1,794	23.07	1,794	April 2031
August 2021	500	23.07	374	August 2031
December 2021	333	204.00	222	December 2031
May 2022	1,872	23.07	1,872	May 2032
November 2022	167	31.05	83	November 2032
February 2023	534	24.36	-	February 2033
May 2023	5,529	$18.13	1,633	May 2033

	16,781		12,030

Schedule of Relative Fair Value of the Warrants to Purchase Ordinary Shares Issued	As of April 26, 2022 and July 19, 2022, the relative fair value of the warrants to purchase Ordinary shares issued to Kreos was $468 and $120, respectively, which was calculated using the following assumptions:
	July 19,	April 26,
	2022	2022

Share price ($)	153.60	148.80
Exercise price ($)	154.05	154.05
Expected volatility (%)	60.57	60.81
Adjustment to risk-free interest rate (%)	3.07	2.84
Dividend yield (%)	-	-
Risk-free interest rate (%)	3.11	2.88
Expected life (in years)	6.72	6.94

Schedule of Warrants Exercisable Into Ordinary Shares	As of December 31, 2023, all warrants are exercisable into Ordinary shares, in which the outstanding issued warrants to purchase Ordinary shares as of December 31, 2023, were as follows:
Grant date	Warrants outstanding as of December 31, 2023	Average Exercise price per share ($)		Warrants exercisable as of December 31, 2023	Exercisable through

September 2020	597		$480.00	597	September 2024
April 2022	5,193	$	*) 12.60	5,193	April 2029
July 2022	1,298	$	*) 12.60	1,298	April 2029

	7,088			7,088

*) Following the modification mentioned in Note 7.